Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (BALANCE SHEETS) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 128,595	$ 79,370
Prepaid expenses and other current assets	50,183	20,749
Total current assets	468,005	450,813
Long-term investments	565,366	695,348
TOTAL ASSETS	1,194,164	1,176,844
Current liabilities:
Short-term debt	61,479	37,202
Long-term debt - current	52,604	0
Accrued expenses and other current liabilities	45,898	19,781
Amounts due to related party	17,746	10,914
Total current liabilities	370,547	270,223
Long-term liabilities	47,665	95,390
Other non-current liabilities	6,356	12,849
TOTAL LIABILITIES	485,418	438,378
Equity:
Additional paid-in capital	1,303,117	1,266,592
Accumulated deficit	(653,173)	(542,746)
Accumulated other comprehensive income	17,116	6,883	$ 37,124	$ 7,774
Total Renren Inc. shareholders' equity	674,804	738,466
TOTAL LIABILITIES AND EQUITY	1,194,164	1,176,844
Class A ordinary shares [Member]
Equity:
Ordinary shares	727	720
Class B ordinary shares [Member]
Equity:
Ordinary shares	305	305
Parent Company [Member]
Current assets:
Cash and cash equivalents	97,697	15,694
Prepaid expenses and other current assets	5,179
Amounts due from subsidiaries	1,144,420	1,127,402
Total current assets	1,247,296	1,143,096
Long-term investments	209,605	232,952
Investment in subsidiaries	(687,629)	(529,991)
TOTAL ASSETS	769,272	846,057
Current liabilities:
Short-term debt	0	30,000
Long-term debt - current	52,604
Accrued expenses and other current liabilities	15,508	1,446
Amounts due to related party		10,692
Total current liabilities	68,112	42,138
Long-term liabilities	20,000	52,604
Other non-current liabilities	6,356	12,849
TOTAL LIABILITIES	94,468	107,591
Equity:
Additional paid-in capital	1,303,117	1,266,592
Accumulated deficit	(646,461)	(536,034)
Accumulated other comprehensive income	17,116	6,883
Total Renren Inc. shareholders' equity	674,804	738,466
TOTAL LIABILITIES AND EQUITY	769,272	846,057
Parent Company [Member] | Class A ordinary shares [Member]
Equity:
Ordinary shares	727	720
Parent Company [Member] | Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305